UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ Christopher Cheng     Westport, CT     April 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $252,136 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     8023    96008 SH       SOLE                    96008        0        0
ABBOTT LABS                    COM              002824100     5579   105905 SH       SOLE                   105905        0        0
AT&T INC                       COM              00206R102     7313   283012 SH       SOLE                   283012        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6035   135715 SH       SOLE                   135715        0        0
BANK OF AMERICA CORPORATION    COM              060505104    10494   587881 SH       SOLE                   587881        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     6472   209597 SH       SOLE                   209597        0        0
BARD C R INC                   COM              067383109     8637    99716 SH       SOLE                    99716        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      384     4725 SH       SOLE                     4725        0        0
CHEVRON CORP NEW               COM              166764100     6743    88920 SH       SOLE                    88920        0        0
CISCO SYS INC                  COM              17275r102     7897   303389 SH       SOLE                   303389        0        0
EMERSON ELEC CO                COM              291011104     9571   190120 SH       SOLE                   190120        0        0
EXXON MOBIL CORP               COM              30231G102     8229   122859 SH       SOLE                   122859        0        0
GENERAL ELECTRIC CO            COM              369604103     6161   338497 SH       SOLE                   338497        0        0
GOODRICH CORP                  COM              382388106      251     3560 SH       SOLE                     3560        0        0
HALLIBURTON CO                 COM              406216101     6797   225599 SH       SOLE                   225599        0        0
HOME DEPOT INC                 COM              437076102     8969   277264 SH       SOLE                   277264        0        0
INTEL CORP                     COM              458140100     8215   368544 SH       SOLE                   368544        0        0
INVESCO LTD                    SHS              g491bt108     7495   342104 SH       SOLE                   342104        0        0
JOHNSON & JOHNSON              COM              478160104      228     3500 SH       SOLE                     3500        0        0
JPMORGAN CHASE & CO            COM              46625H100     7762   173462 SH       SOLE                   173462        0        0
KOHLS CORP                     COM              500255104     7170   130887 SH       SOLE                   130887        0        0
MEDTRONIC INC                  COM              585055106     6228   138301 SH       SOLE                   138301        0        0
NORFOLK SOUTHERN CORP          COM              655844108     6702   119923 SH       SOLE                   119923        0        0
ORACLE CORP                    COM              68389X105     8234   320270 SH       SOLE                   320270        0        0
PEPSICO INC                    COM              713448108     8227   124351 SH       SOLE                   124351        0        0
PPL CORP                       COM              69351T106     4523   163241 SH       SOLE                   163241        0        0
PROCTER & GAMBLE CO            COM              742718109     9312   147174 SH       SOLE                   147174        0        0
QUESTAR CORP                   COM              748356102     5257   121694 SH       SOLE                   121694        0        0
RAYTHEON CO                    COM NEW          755111507     8284   145022 SH       SOLE                   145022        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     4525   242085 SH       SOLE                   242085        0        0
SEMPRA ENERGY                  COM              816851109     4413    88427 SH       SOLE                    88427        0        0
ST JUDE MED INC                COM              790849103     3629    88395 SH       SOLE                    88395        0        0
STAPLES INC                    COM              855030102     5483   234223 SH       SOLE                   234223        0        0
TERADATA CORP DEL              COM              88076W103     6570   227416 SH       SOLE                   227416        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     9611   130564 SH       SOLE                   130564        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8330   254983 SH       SOLE                   254983        0        0
US BANCORP DEL                 COM NEW          902973304     5250   202842 SH       SOLE                   202842        0        0
WAL MART STORES INC            COM              931142103     9133   164258 SH       SOLE                   164258        0        0